Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consist of the following:
	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Derivative asset - current (Note 25)	13	210	2.6
Interest receivable on term deposits	98	221	2.7
Prepaid debt financing costs	141	37	0.5
Balance with statutory authorities	267	224	2.7
Prepaid bank guarantee charges	62	35	0.4
Prepaid insurance and other expenses	95	220	2.7
Advance to suppliers	998	95	1.2
Other	251	588	7.2
Total	1,925	1,630	20.0